GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Redeemable non-controlling interests			$ (1,533)
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)	$ 3,683
Intangible assets	501
Adjustment to deferred revenue	20		20
Deferred tax liabilities	(80)		(80)
Goodwill	255		255
Redeemable non-controlling interests	(1,533)		$ (1,533)
Total purchase price	2,846
Cash	$ 2,461